Employee benefits (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits [Line Items]
Fair value of plan assets at the beginning of the year	$ 8,404	$ 8,751	$ 7,404
Actual return (loss) in plan assets	741	133	1,694
Benefits paid	(391)	(480)	(347)
Fair value of plan assets at the end of the year	8,754	8,404	8,751
Financing status	(832)
Net actuarial loss at the beginning of the year	(2,614)	(2,614)	(3,432)
Amortization during the year	242	160	219
Net estimated gain or loss occurred during the year	(854)	(568)	599
Adjustment to recognize the minimum pension obligation	$ (3,226)	$ (2,614)	$ (2,614)